INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS - Summary of dispositions (Details)	12 Months Ended
	Mar. 31, 2022 USD ($) Partnership	Mar. 31, 2021 USD ($) Partnership
Number Of Operating Partnerships Disposed [Line Items]
Operating Partnership Interest Transferred | Partnership	10	10
Sale of Underlying Operating Partnership | Partnership	0	0
Partnership Proceeds from Disposition | $	$ 7,329,288	$ 1,497,946
Gain on Disposition | $	$ 7,329,288	$ 1,497,946
Series 47
Number Of Operating Partnerships Disposed [Line Items]
Operating Partnership Interest Transferred | Partnership	4	3
Sale of Underlying Operating Partnership | Partnership	0	0
Partnership Proceeds from Disposition | $	$ 1,897,247	$ 1,098,271
Gain on Disposition | $	$ 1,897,247	$ 1,098,271
Series 48
Number Of Operating Partnerships Disposed [Line Items]
Operating Partnership Interest Transferred | Partnership	1	2
Sale of Underlying Operating Partnership | Partnership	0	0
Partnership Proceeds from Disposition | $	$ 676,000	$ 61,500
Gain on Disposition | $	$ 676,000	$ 61,500
Series 49
Number Of Operating Partnerships Disposed [Line Items]
Operating Partnership Interest Transferred | Partnership	5	5
Sale of Underlying Operating Partnership | Partnership	0	0
Partnership Proceeds from Disposition | $	$ 4,756,041	$ 338,175
Gain on Disposition | $	$ 4,756,041	$ 338,175